Related Party Transactions - Summary of Related Party Balances Existed with Associate or Joint Venture Businesses (Detail) - Joint ventures [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Transactions between Related Parties [Line Items]
Sales to joint ventures	€ 1,004	€ 839
Purchases from joint ventures	118	113
Receivables from joint ventures	80	92
Payables to joint ventures	43	38
Loans to joint ventures	255	289
Royalties and service fees	€ 21	€ 23